Long-term Debt - Reconciliation Long Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Bank debt	$ 1,982.1	$ 2,179.0
Senior guaranteed notes	2,294.6	1,932.0
Long-term debt	4,276.7	4,111.0
Long-term debt due within one year	99.8	63.8	$ 90.6
Long-term debt due beyond one year	4,176.9	4,047.2	$ 3,730.1
Principal due on maturity	1,891.2	1,670.0
Current portion principal due	$ 73.7	$ 50.3